Interbank Loans at amortized cost - Schedule of Movements in Provisions and Impairment for Loans with Domestic and Foreign Banks (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	$ (1,081,658)
Changes in the allowances
Ending balance	(978,754)	$ (1,081,658)
Interbank loans [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	(10)
Changes in the allowances
Ending balance	(353)	(10)
Foreign Banks [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	(10)	(239)
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	(695)	0
- Decreases due to change in credit risk	388	0
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
- Charge-offs	0	0
New financial assets originated or purchased	0	(10)
Financial assets that have been derecognised	0	218
Changes in models/risk parameters	0	0
Foreign exchange and other movements	(36)	21
Ending balance	(353)	(10)
Foreign Banks [member] | Stage 1 12-Month ECL [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	(10)	(239)
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	(695)	0
- Decreases due to change in credit risk	388	0
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
- Charge-offs	0	0
New financial assets originated or purchased	0	(10)
Financial assets that have been derecognised	0	218
Changes in models/risk parameters	0	0
Foreign exchange and other movements	(36)	21
Ending balance	(353)	(10)
Foreign Banks [member] | Stage 2 Lifetime ECL [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	0	0
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
- Charge-offs	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognised	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	0	0
Foreign Banks [member] | Stage 3 Lifetime ECL [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	0	0
Changes in the allowances
- Transfer to stage 1	0	0
- Transfer to stage 2	0	0
- Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
- Charge-offs	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognised	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	0	0
Foreign Banks [member] | Interbank loans [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	(10)
Changes in the allowances
Ending balance	$ (353)	$ (10)